Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted cash	10,500	6,750
Allowance for doubtful accounts	54
Scrap value per light weight ton (LWT)	$0.2
Vessels useful life	25 years 0 months 0 days
CMTC
Major customer revenue percentage	45.00%	24.00%
British Petroleum Shipping Limited
Major customer revenue percentage	23.00%	32.00%	49.00%
OSG
Major customer revenue percentage		11.00%	11.00%
Morgan Stanley Capital Group Inc
Major customer revenue percentage			11.00%